Business Combinations (Details) € in Millions			1 Months Ended	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 30, 2024 USD ($)	Jul. 30, 2024 EUR (€)	Jan. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 29, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Combinations [Line Items]
Gross proceeds					$ 675,000,000		$ 675,000,000
Non-cash rollover equity							4,000,000
Debt issuance costs					19,500,000		$ 19,500,000
Credit facility term							5 years	5 years
Equity issuance costs							$ 3,700,000
Goodwill				$ 848,977,000	845,939,000		845,939,000
Period adjustment							1,900,000
Deferred tax liability					$ 23,400,000		$ 23,400,000
Estimated useful lives					14 years 6 months		14 years 6 months
Indemnification asset					$ 12,800,000		$ 12,800,000
Legal and advisory costs						$ 11,600,000
Investment banking success fees						40.4
Recognition of compensation expense							27,800,000
Write-off of unamortized borrowing costs					9,100,000		9,100,000
Cash					20,800,000		20,800,000
Intangibles						22,200,000
Number of immaterial businesses acquired				1
Acuren British Virgin Islands
Business Combinations [Line Items]
Fair value of investment by Acuren BVI					4,000,000		4,000,000
Predecessor
Business Combinations [Line Items]
Goodwill									$ 511,501,000
Period adjustment									(127,000)
Revenues						10,840,000			1,438,000	$ 17,618,000
Successor [Member]
Business Combinations [Line Items]
Goodwill				$ 848,977,000	845,939,000		$ 845,939,000
Period adjustment					(3,949,000)
Revenues					$ 11,820,000
Customer Relationships [Member]
Business Combinations [Line Items]
Estimated useful lives				14 years 3 months 18 days	14 years 7 months 6 days		14 years 7 months 6 days
Tradenames and Trademarks [Member]
Business Combinations [Line Items]
Estimated useful lives				14 years 3 months 18 days	14 years 7 months 6 days		14 years 7 months 6 days
Technology [Member]
Business Combinations [Line Items]
Estimated useful lives				4 years 3 months 18 days	4 years 7 months 6 days		4 years 7 months 6 days
Finite-Lived Intangible Assets [Member] | Customer Relationships [Member]
Business Combinations [Line Items]
Estimated useful lives					15 years		15 years
Finite-Lived Intangible Assets [Member] | Tradenames and Trademarks [Member]
Business Combinations [Line Items]
Estimated useful lives					15 years		15 years
Finite-Lived Intangible Assets [Member] | Technology [Member]
Business Combinations [Line Items]
Estimated useful lives					5 years		5 years
Revolving Credit Facility [Member]
Business Combinations [Line Items]
Debt issuance costs					$ 1,900,000		$ 1,900,000
ASP Acuren Acquisition
Business Combinations [Line Items]
Total estimated consideration (in Euro)		€ 1,880		$ 1,875,642,000			1,875,642,000	€ 1,880
Cash paid to acquire business		€ 1,870		1,871,642,000			1,871,642,000	€ 1,880
Post-closing escrow amount returned to buyers	$ 5,200,000			5,200,000			5,200,000
Measurement period net working capital adjustment and settlement	400,000						400,000
Cash on hand				49,456,000	49,456,000		49,456,000
Senior loan facility					775,000,000		775,000,000
Goodwill				865,599,000	865,599,000		865,599,000
Escrow amount for post-closing merger related adjustments	29,000,000				29,000,000		29,000,000
Post-closing escrow amount refunded to the sellers				$ 23,800,000			23,800,000
Indemnification asset					8,400,000		8,400,000
Transaction expenses							14,000,000
Transaction costs					36,000,000		36,000,000
Legal and advisory costs						5,200,000
Revenues					463,500,000
ASP Acuren Acquisition | Predecessor
Business Combinations [Line Items]
Transaction costs					5,200,000		5,200,000
Revenues									1,050,057,000
ASP Acuren Acquisition | Successor [Member]
Business Combinations [Line Items]
Transaction costs					36,000,000		36,000,000
Revenues							1,097,393,000
Acuren British Virgin Islands
Business Combinations [Line Items]
Cash on hand					568,000,000		568,000,000
Senior loan facility					775,000,000		775,000,000
2024 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill						20,800,000
Cash						47,600,000
2022 Acquisitions [Member]
Business Combinations [Line Items]
Cash									6,000,000
2022 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill										2,000,000
Cash										45,500,000
Other income										12,500,000
Intangibles									2,300,000
Deductible for income tax purposes									1,400,000	$ 2,600,000
A Company | Predecessor
Business Combinations [Line Items]
Cash paid to acquire business			$ 29,300,000
Goodwill			13,500,000
Revenue for the period			1,500,000
Operating loss for the period			$ 200,000
Acuren British Virgin Islands | Acuren British Virgin Islands
Business Combinations [Line Items]
Fair value of investment by Acuren BVI	$ 4,000,000
U.S. [Member]
Business Combinations [Line Items]
Goodwill					352,400,000		352,400,000
Revenues					267,100,000
U.S. [Member] | 2024 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill						6,000,000
U.S. [Member] | 2022 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill									$ 2,600,000
Canada [Member]
Business Combinations [Line Items]
Goodwill					513,200,000		$ 513,200,000
Revenues					$ 197,500,000
Canada [Member] | 2024 Acquisitions [Member]
Business Combinations [Line Items]
Goodwill						$ 14,800,000
Minimum [Member]
Business Combinations [Line Items]
Discounted rates rang							10.70%	10.70%
Estimated useful lives					5 years		5 years
Maximum [Member]
Business Combinations [Line Items]
Discounted rates rang							11.00%	11.00%
Estimated useful lives					15 years		15 years